Procure Space ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Canada - 3.6%
Aerospace & Defense - 3.2% (a)
MDA Space Ltd. (b)	624,004	$ 18,877,806

Diversified Telecommunication Services - 0.4%
Telesat Corp. (b)(c)	67,770	2,525,110
Total Canada		21,402,916

France - 1.8%
Aerospace & Defense - 0.6% (a)
Thales SA	13,143	3,718,419

Media - 1.2%
Eutelsat Communications SACA (b)	2,836,016	6,698,891
Total France		10,417,310

Germany - 0.3%
Aerospace & Defense - 0.3% (a)
OHB SE	5,845	1,529,929

Hong Kong - 0.1%
Diversified Telecommunication Services - 0.1%
APT Satellite Holdings Ltd.	1,860,000	509,972

Israel - 0.6%
Communications Equipment - 0.6%
Gilat Satellite Networks, Ltd. (b)	313,559	3,464,827

Italy - 1.4%
Aerospace & Defense - 1.4% (a)
Avio SpA (c)	154,432	5,158,098
Leonardo SpA	51,443	3,262,427
Total Italy		8,420,525

Japan - 3.3%
Aerospace & Defense - 1.2% (a)
Astroscale Holdings, Inc. (b)	449,700	2,858,197
Axelspace Holdings Corp. (b)	206,200	604,776
Ispace, Inc. (b)(c)	556,351	1,415,118
QPS Holdings, Inc. (b)	220,000	2,123,661
		7,001,752
Media - 1.5%
SKY Perfect JSAT Corp.	669,067	8,832,651

Professional Services - 0.6%
Synspective, Inc. (b)(c)	269,500	1,943,074
Weathernews, Inc.	125,364	1,586,488
		3,529,562
Total Japan		19,363,965

Luxembourg - 2.1%

Media - 2.1%
SES SA	1,859,997	12,315,806

Netherlands - 3.4%
Aerospace & Defense - 3.2% (a)
Airbus SE	79,960	18,601,981

Software - 0.2%
TomTom NV (b)	291,263	1,288,843
Total Netherlands		19,890,824

South Korea - 0.6%
Aerospace & Defense - 0.3% (a)
Contec Co. Ltd./Korea (b)	49,523	232,731
Innospace Co. Ltd. (b)	81,312	326,229
Lumir, Inc. (b)	41,196	154,590
Satrec Initiative Co. Ltd.	29,314	1,322,080
		2,035,630
Communications Equipment - 0.3%
Intellian Technologies, Inc.	37,503	1,530,949
Total South Korea		3,566,579

Sweden - 0.4%
Aerospace & Defense - 0.1% (a)
GomSpace Group AB (b)	534,933	689,133

Diversified Telecommunication Services - 0.3%
Ovzon AB (b)	392,970	1,544,693
Total Sweden		2,233,826

Switzerland - 7.7%
Household Durables - 7.0%
Garmin, Ltd.	139,363	40,942,062

Semiconductors & Semiconductor Equipment - 0.7%
STMicroelectronics NV	82,541	4,324,323
Total Switzerland		45,266,385

United Kingdom - 0.4%
Communications Equipment - 0.4%
Filtronic PLC (b)	817,478	2,618,288

United States - 73.9% (d)
Aerospace & Defense - 30.2% (a)
Boeing Co. (b)	75,750	16,372,605
Firefly Aerospace, Inc. (b)(c)	524,446	10,661,987
Hawkeye 360, Inc. (b)(c)	355,045	7,526,954
Honeywell Aerospace, Inc. (b)	79,142	16,361,817
Intuitive Machines, Inc. (b)	634,212	7,826,176
Karman Holdings, Inc. (b)	48,991	2,358,917
L3Harris Technologies, Inc.	53,921	14,939,352
Lockheed Martin Corp.	30,714	17,898,276
Momentus, Inc. (b)	52,081	210,928
Northrop Grumman Corp.	30,155	16,358,485
Redwire Corp. (b)	927,567	7,995,628
Rocket Lab Corp. (b)	324,095	21,049,970
RTX Corp.	90,419	19,459,977

Satellogic, Inc. (b)	475,159		1,701,069
Sidus Space, Inc. (b)(c)	495,615		872,283
Starfighters Space, Inc. (b)(c)	163,435		580,194
Virgin Galactic Holdings, Inc. (b)(c)	495,451		1,263,400
Voyager Technologies, Inc. - Class A (b)	251,630		6,172,484
York Space Systems, Inc. (b)(c)	516,243		7,604,259
			177,214,761
Communications Equipment - 6.3%
Comtech Telecommunications Corp. (b)	24,003		40,325
KVH Industries, Inc. (b)	57,754		534,802
ViaSat, Inc. (b)	472,891		36,379,505
			36,954,632
Diversified Telecommunication Services - 16.2%
AST SpaceMobile, Inc. (b)(c)	402,654		23,748,533
Comcast Corp. - Class A	258,438		6,192,174
Globalstar, Inc. (b)	257,322		21,455,508
Iridium Communications, Inc.	452,550		21,423,717
Space Exploration Technologies Corp. - Class A (b)(c)	206,183		22,344,052
			95,163,984
Electronic Equipment, Instruments & Components - 0.3%
Frequency Electronics, Inc. (b)	25,396		1,472,206

Media - 10.0%
EchoStar Corp. - Class A (b)	290,887		24,460,688
Sirius XM Holdings, Inc.	1,151,377		34,103,787
			58,564,475
Professional Services - 4.6%
BlackSky Technology, Inc. (b)(c)	152,542		3,516,093
Planet Labs PBC (b)	1,065,251		21,816,341
Spire Global, Inc. (b)(c)	157,829		1,808,720
			27,141,154
Software - 6.3%
Trimble, Inc. (b)	658,141		37,237,618

Wireless Telecommunication Services - 0.0% (e)
Gogo, Inc. (b)	55,753		233,047
Total United States			433,981,877
TOTAL COMMON STOCKS (Cost $709,017,197)			584,983,029

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	75,346,800		75,346,800
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $75,346,800)			75,346,800

MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (f)	2,316,979		2,316,979
TOTAL MONEY MARKET FUNDS (Cost $2,316,979)			2,316,979

TOTAL INVESTMENTS - 112.8% (Cost $786,680,976)			662,646,808
Liabilities in Excess of Other Assets - (12.8)%		(0.12845)	(75,427,060)
TOTAL NET ASSETS - 100.0%			$ 587,219,748

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $72,840,638.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Procure Space ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 584,983,029	$ –	$ –	$ 584,983,029
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	75,346,800
Money Market Funds	2,316,979	–	–	2,316,979
Total Investments	$ 587,300,008	$ –	$ –	$ 662,646,808

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of July 31, 2026
(% of Net Assets)
Switzerland	$ 45,266,385	7.7%
Canada	21,402,916	3.6
Netherlands	19,890,824	3.4
Japan	19,363,965	3.3
Luxembourg	12,315,806	2.1
France	10,417,310	1.8
Italy	8,420,525	1.4
South Korea	3,566,579	0.6
Israel	3,464,827	0.6
United Kingdom	2,618,288	0.4
Sweden	2,233,826	0.4
Germany	1,529,929	0.3
Hong Kong	509,972	0.1
United States	511,645,656	87.1
Liabilities in Excess of Other Assets	(75,427,060)	(12.8)
	$ 587,219,748	100.0%

Sector Classification as of July 31, 2026
(% of Net Assets)
Industrials	$ 268,760,652	45.7%
Communication Services	186,388,629	31.8
Information Technology	88,891,686	15.1
Consumer Discretionary	40,942,062	7.0
Investments Purchased with Proceeds from Securities Lending	75,346,800	12.8
Money Market Funds	2,316,979	0.4
Liabilities in Excess of Other Assets	(75,427,060)	(12.8)
	$ 587,219,748	100.0%